Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0